SCHEDULE OF CONVERTIBLE LOANS ROLL-FORWARD (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Beginning balance		$ 3,401,237	$ 2,310,757
Fair value adjustment		98,754	1,090,480
Converted to ordinary shares during the year		(3,499,991)
Ending balance			3,401,237
Loan 1 [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,907,504
Fair value adjustment		92,491	943,063
Ending balance		2,999,995	2,907,504
Loan 2 [member]
IfrsStatementLineItems [Line Items]
Beginning balance		493,733	346,316
Fair value adjustment		6,263	147,417
Converted to ordinary shares during the year		(499,996)
Ending balance			493,733
Tranche 1 [member] | Loan 1 [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,941,077	1,311,070
Fair value adjustment		61,661	630,007
Converted to ordinary shares during the year		(2,002,738)
Ending balance			1,941,077
Tranche 2 [member] | Loan 1 [member]
IfrsStatementLineItems [Line Items]
Beginning balance		966,427	653,371
Fair value adjustment		30,830	313,056
Converted to ordinary shares during the year		(997,257)
Ending balance			$ 966,427